PGIM QMA Large-Cap Core Equity PLUS Fund
Schedule of Investments as of June 30, 2020 (unaudited)
Description	Shares	Value
Long-Term Investments 129.0%
Common Stocks 128.7%
Aerospace & Defense 2.7%
General Dynamics Corp.	890	$133,019
Huntington Ingalls Industries, Inc.	600	104,694
Lockheed Martin Corp.	510	186,109
Northrop Grumman Corp.	300	92,232
Raytheon Technologies Corp.	980	60,388
		576,442
Air Freight & Logistics 0.4%
Hub Group, Inc. (Class A Stock)*	1,600	76,576
Airlines 0.0%
SkyWest, Inc.	300	9,786
Auto Components 0.3%
Adient PLC*	4,200	68,964
Automobiles 0.6%
General Motors Co.	5,300	134,090
Banks 4.1%
Associated Banc-Corp.	1,000	13,680
Bancorp, Inc. (The)*	6,100	59,780
BankUnited, Inc.	2,100	42,525
Citigroup, Inc.	4,200	214,620
Civista Bancshares, Inc.	800	12,320
Customers Bancorp, Inc.*	10,800	129,816
Equity Bancshares, Inc. (Class A Stock)*	2,800	48,832
Esquire Financial Holdings, Inc.*	600	10,140
Financial Institutions, Inc.	2,300	42,803
First Internet Bancorp	700	11,634
HBT Financial, Inc.	6,200	82,646
JPMorgan Chase & Co.	300	28,218
MainStreet Bancshares, Inc.*	600	7,920
Midland States Bancorp, Inc.	4,200	62,790
OFG Bancorp (Puerto Rico)	2,500	33,425
Southern National Bancorp of Virginia, Inc.	8,400	81,396
		882,545
Beverages 1.9%
Coca-Cola Co. (The)	1,800	80,424
Keurig Dr. Pepper, Inc.	4,600	130,640

PGIM QMA Large-Cap Core Equity PLUS Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Beverages (cont’d.)
Monster Beverage Corp.*	600	$41,592
PepsiCo, Inc.	1,180	156,067
		408,723
Biotechnology 7.0%
AbbVie, Inc.	1,400	137,452
Alexion Pharmaceuticals, Inc.*	1,260	141,422
Amgen, Inc.	920	216,991
Biogen, Inc.*	540	144,477
Exelixis, Inc.*	1,900	45,106
Gilead Sciences, Inc.	2,600	200,044
Incyte Corp.*	900	93,573
Neurocrine Biosciences, Inc.*	400	48,800
Regeneron Pharmaceuticals, Inc.*	300	187,095
Vanda Pharmaceuticals, Inc.*	5,400	61,776
Vertex Pharmaceuticals, Inc.*	740	214,830
		1,491,566
Building Products 1.1%
Carrier Global Corp.	280	6,222
Masco Corp.	2,100	105,441
UFP Industries, Inc.	2,740	135,657
		247,320
Capital Markets 2.3%
Ameriprise Financial, Inc.	960	144,039
Evercore, Inc. (Class A Stock)	500	29,460
Federated Hermes, Inc.	600	14,220
MarketAxess Holdings, Inc.	100	50,092
Silvercrest Asset Management Group, Inc. (Class A Stock)	3,100	39,401
Stifel Financial Corp.	1,800	85,374
Virtus Investment Partners, Inc.	1,200	139,548
		502,134
Chemicals 3.0%
Corteva, Inc.	4,400	117,876
DuPont de Nemours, Inc.	2,300	122,199
Eastman Chemical Co.	1,400	97,496
Huntsman Corp.	4,700	84,459
LyondellBasell Industries NV (Class A Stock)	300	19,716
Orion Engineered Carbons SA (Luxembourg)	2,000	21,180

PGIM QMA Large-Cap Core Equity PLUS Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Chemicals (cont’d.)
PQ Group Holdings, Inc.*	1,800	$23,832
Sherwin-Williams Co. (The)	200	115,570
Stepan Co.	500	48,550
		650,878
Commercial Services & Supplies 0.1%
ACCO Brands Corp.	2,100	14,910
Communications Equipment 1.6%
Calix, Inc.*	6,800	101,320
Cisco Systems, Inc.	4,000	186,560
Clearfield, Inc.*	3,800	53,048
KVH Industries, Inc.*	1,100	9,823
		350,751
Construction & Engineering 0.3%
EMCOR Group, Inc.	900	59,526
Construction Materials 0.3%
Martin Marietta Materials, Inc.	300	61,971
Consumer Finance 0.5%
Navient Corp.	2,900	20,387
Regional Management Corp.*	4,500	79,695
		100,082
Containers & Packaging 0.1%
Westrock Co.	500	14,130
Distributors 0.6%
LKQ Corp.*	4,700	123,140
Diversified Financial Services 1.0%
Berkshire Hathaway, Inc. (Class B Stock)*	900	160,659
Marlin Business Services Corp.	7,600	64,296
		224,955
Diversified Telecommunication Services 2.7%
AT&T, Inc.(u)	9,100	275,093

PGIM QMA Large-Cap Core Equity PLUS Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Diversified Telecommunication Services (cont’d.)
CenturyLink, Inc.	700	$7,021
Verizon Communications, Inc.(u)	5,300	292,189
		574,303
Electric Utilities 1.3%
Exelon Corp.	3,600	130,644
NRG Energy, Inc.	3,500	113,960
Otter Tail Corp.	700	27,153
		271,757
Electrical Equipment 0.3%
Acuity Brands, Inc.	160	15,318
Atkore International Group, Inc.*	2,000	54,700
		70,018
Electronic Equipment, Instruments & Components 0.7%
Jabil, Inc.	300	9,624
PC Connection, Inc.	2,600	120,536
ScanSource, Inc.*	600	14,454
		144,614
Energy Equipment & Services 0.3%
TechnipFMC PLC (United Kingdom)	9,600	65,664
Entertainment 3.0%
Activision Blizzard, Inc.	2,200	166,980
Cinemark Holdings, Inc.	900	10,395
Electronic Arts, Inc.*	1,100	145,255
Lions Gate Entertainment Corp. (Class B Stock)*	15,500	105,865
Marcus Corp. (The)	3,800	50,426
Netflix, Inc.*	300	136,512
Spotify Technology SA*	100	25,819
		641,252
Equity Real Estate Investment Trusts (REITs) 2.8%
Apple Hospitality REIT, Inc.	1,500	14,490
Brixmor Property Group, Inc.	7,200	92,304
CatchMark Timber Trust, Inc. (Class A Stock)	4,300	38,055
Columbia Property Trust, Inc.	7,700	101,178
CoreCivic, Inc.	8,100	75,816

PGIM QMA Large-Cap Core Equity PLUS Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Franklin Street Properties Corp.	9,700	$49,373
Paramount Group, Inc.	2,600	20,046
Prologis, Inc.	200	18,666
Retail Properties of America, Inc. (Class A Stock)	9,800	71,736
SITE Centers Corp.	14,200	115,020
		596,684
Food & Staples Retailing 1.1%
Kroger Co. (The)	1,500	50,775
PriceSmart, Inc.	400	24,132
Walgreens Boots Alliance, Inc.	2,500	105,975
Walmart, Inc.	500	59,890
		240,772
Food Products 1.8%
Archer-Daniels-Midland Co.	2,900	115,710
Bunge Ltd.	300	12,339
Kraft Heinz Co. (The)	1,500	47,835
Pilgrim’s Pride Corp.*	6,300	106,407
Tyson Foods, Inc. (Class A Stock)	1,900	113,449
		395,740
Gas Utilities 0.4%
UGI Corp.	2,800	89,040
Health Care Equipment & Supplies 6.8%
Abbott Laboratories	900	82,287
AngioDynamics, Inc.*	7,800	79,326
Baxter International, Inc.	1,600	137,760
Becton, Dickinson & Co.	200	47,854
Edwards Lifesciences Corp.*	2,400	165,864
Hologic, Inc.*	2,700	153,900
Medtronic PLC(u)	2,500	229,250
Meridian Bioscience, Inc.*	4,300	100,147
Natus Medical, Inc.*	4,000	87,280
Quidel Corp.*	700	156,618
STERIS PLC	330	50,635
Utah Medical Products, Inc.	600	53,172
West Pharmaceutical Services, Inc.	500	113,585
		1,457,678

PGIM QMA Large-Cap Core Equity PLUS Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Health Care Providers & Services 5.5%
Anthem, Inc.	600	$157,788
Cigna Corp.	932	174,890
CVS Health Corp.	2,300	149,431
DaVita, Inc.*	1,600	126,624
Humana, Inc.	500	193,875
UnitedHealth Group, Inc.(u)	1,210	356,889
Universal Health Services, Inc. (Class B Stock)	200	18,578
		1,178,075
Hotels, Restaurants & Leisure 1.1%
Biglari Holdings, Inc. (Class B Stock)*	200	13,796
Domino’s Pizza, Inc.	100	36,944
Extended Stay America, Inc., UTS	1,600	17,904
McDonald’s Corp.	600	110,682
RCI Hospitality Holdings, Inc.	2,700	37,422
Wyndham Destinations, Inc.	300	8,454
Wyndham Hotels & Resorts, Inc.	300	12,786
		237,988
Household Durables 0.7%
Cavco Industries, Inc.*	600	115,710
NVR, Inc.*	10	32,588
		148,298
Household Products 1.6%
Procter & Gamble Co. (The)(u)	2,800	334,796
Independent Power & Renewable Electricity Producers 0.5%
Atlantic Power Corp.*	10,400	20,800
Vistra Energy Corp.	5,200	96,824
		117,624
Industrial Conglomerates 0.3%
3M Co.	200	31,198
General Electric Co.	5,300	36,199
		67,397
Insurance 1.5%
Aflac, Inc.	700	25,221
Allstate Corp. (The)	1,400	135,786

PGIM QMA Large-Cap Core Equity PLUS Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Insurance (cont’d.)
Mercury General Corp.	200	$8,150
MetLife, Inc.	3,500	127,820
Universal Insurance Holdings, Inc.	1,300	23,075
		320,052
Interactive Media & Services 6.2%
Alphabet, Inc. (Class A Stock)*(u)	278	394,218
Alphabet, Inc. (Class C Stock)*(u)	191	270,000
Cars.com, Inc.*	6,200	35,712
Facebook, Inc. (Class A Stock)*(u)	2,620	594,923
Liberty TripAdvisor Holdings, Inc. (Class A Stock)*	16,900	35,997
		1,330,850
Internet & Direct Marketing Retail 4.9%
Amazon.com, Inc.*(u)	255	703,499
Booking Holdings, Inc.*	100	159,234
eBay, Inc.	1,200	62,940
Qurate Retail, Inc. (Class A Stock)*	4,200	39,900
Stamps.com, Inc.*	500	91,845
		1,057,418
IT Services 6.8%
Accenture PLC (Class A Stock)	1,090	234,045
Amdocs Ltd.	1,700	103,496
Automatic Data Processing, Inc.	400	59,556
CACI International, Inc. (Class A Stock)*	500	108,440
Cognizant Technology Solutions Corp. (Class A Stock)	2,400	136,368
EPAM Systems, Inc.*	100	25,201
Hackett Group, Inc. (The)	7,800	105,612
International Business Machines Corp.	400	48,308
KBR, Inc.	3,300	74,415
Leidos Holdings, Inc.	1,500	140,505
Perspecta, Inc.	4,300	99,889
StarTek, Inc.*	2,500	12,700
Visa, Inc. (Class A Stock)(u)	1,605	310,038
		1,458,573
Leisure Products 0.8%
Brunswick Corp.	800	51,208

PGIM QMA Large-Cap Core Equity PLUS Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Leisure Products (cont’d.)
Malibu Boats, Inc. (Class A Stock)*	1,200	$62,340
Smith & Wesson Brands, Inc.*	2,700	58,104
		171,652
Life Sciences Tools & Services 1.2%
IQVIA Holdings, Inc.*	1,030	146,136
Thermo Fisher Scientific, Inc.	320	115,949
		262,085
Machinery 1.1%
Gates Industrial Corp. PLC*	9,900	101,772
Oshkosh Corp.	800	57,296
Otis Worldwide Corp.	140	7,960
Standex International Corp.	1,200	69,060
		236,088
Marine 0.6%
Costamare, Inc. (Monaco)	21,400	118,984
Media 1.1%
Charter Communications, Inc. (Class A Stock)*	300	153,012
Discovery, Inc. (Class C Stock)*	400	7,704
ViacomCBS, Inc. (Class B Stock)	2,948	68,747
		229,463
Mortgage Real Estate Investment Trusts (REITs) 1.0%
Colony Credit Real Estate, Inc.	22,700	159,354
Ready Capital Corp.	6,200	53,878
		213,232
Multiline Retail 1.3%
Dollar General Corp.	600	114,306
Target Corp.	1,300	155,909
		270,215
Multi-Utilities 0.9%
Dominion Energy, Inc.	300	24,354
MDU Resources Group, Inc.	1,700	37,706

PGIM QMA Large-Cap Core Equity PLUS Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Multi-Utilities (cont’d.)
Public Service Enterprise Group, Inc.	400	$19,664
Sempra Energy	1,000	117,230
		198,954
Oil, Gas & Consumable Fuels 2.3%
Ardmore Shipping Corp. (Ireland)	20,200	87,668
Cheniere Energy, Inc.*	700	33,824
Diamondback Energy, Inc.	3,400	142,188
Kinder Morgan, Inc.	8,400	127,428
Phillips 66	1,330	95,627
		486,735
Paper & Forest Products 0.2%
Boise Cascade Co.	1,200	45,132
Personal Products 0.2%
Coty, Inc. (Class A Stock)	11,800	52,746
Pharmaceuticals 5.2%
Bristol-Myers Squibb Co.(u)	4,100	241,080
Eli Lilly & Co.(u)	1,400	229,852
Jazz Pharmaceuticals PLC*	140	15,448
Johnson & Johnson(u)	2,200	309,386
Merck & Co., Inc.(u)	3,700	286,121
Mylan NV*	500	8,040
Supernus Pharmaceuticals, Inc.*	700	16,625
		1,106,552
Professional Services 0.8%
Barrett Business Services, Inc.	1,400	74,382
Kforce, Inc.	3,100	90,675
		165,057
Road & Rail 0.5%
CSX Corp.	300	20,922
Kansas City Southern	300	44,787
Schneider National, Inc. (Class B Stock)	1,400	34,538
		100,247

PGIM QMA Large-Cap Core Equity PLUS Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Semiconductors & Semiconductor Equipment 6.4%
Applied Materials, Inc.	2,900	$175,305
FormFactor, Inc.*	3,800	111,454
Intel Corp.(u)	6,000	358,980
Micron Technology, Inc.*	1,600	82,432
NVIDIA Corp.(u)	800	303,928
Photronics, Inc.*	800	8,904
QUALCOMM, Inc.	2,400	218,904
Semtech Corp.*	2,100	109,662
		1,369,569
Software 15.1%
Adobe, Inc.*(u)	800	348,248
ChannelAdvisor Corp.*	1,900	30,096
CommVault Systems, Inc.*	1,500	58,050
Ebix, Inc.	4,900	109,564
eGain Corp.*	2,300	25,553
Fortinet, Inc.*	1,100	150,997
Intuit, Inc.	680	201,409
Microsoft Corp.(u)	6,900	1,404,219
MicroStrategy, Inc. (Class A Stock)*	800	94,632
OneSpan, Inc.*	5,700	159,201
Oracle Corp.	4,300	237,661
Paycom Software, Inc.*	100	30,973
SS&C Technologies Holdings, Inc.	1,200	67,776
Synopsys, Inc.*	900	175,500
Telenav, Inc.*	3,000	16,470
Xperi Holding Corp.	7,900	116,604
		3,226,953
Specialty Retail 2.3%
Asbury Automotive Group, Inc.*	1,900	146,927
AutoNation, Inc.*	200	7,516
Best Buy Co., Inc.	300	26,181
Home Depot, Inc. (The)	300	75,153
Lowe’s Cos., Inc.(u)	1,700	229,704
		485,481
Technology Hardware, Storage & Peripherals 6.6%
Apple, Inc.(u)	3,850	1,404,480
Textiles, Apparel & Luxury Goods 0.1%
Rocky Brands, Inc.	1,400	28,784

PGIM QMA Large-Cap Core Equity PLUS Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Thrifts & Mortgage Finance 0.4%
Merchants Bancorp	3,600	$66,564
OP Bancorp	1,600	11,040
		77,604
Tobacco 0.8%
Altria Group, Inc.	4,500	176,625
Trading Companies & Distributors 1.6%
BMC Stock Holdings, Inc.*	5,600	140,784
GMS, Inc.*	4,000	98,360
Veritiv Corp.*	6,700	113,632
		352,776

Total Common Stocks (cost $24,460,386)		27,576,496
Exchange-Traded Fund 0.3%
SPDR S&P 500 ETF Trust (cost $62,819)	190	58,588

Total Long-Term Investments (cost $24,523,205)		27,635,084

Short-Term Investment 0.3%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $64,580)(w)	64,580	64,580

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT (cost $24,587,785)		27,699,664
Securities Sold Short (29.6)%
Common Stocks
Aerospace & Defense (0.6)%
Kratos Defense & Security Solutions, Inc.*	3,700	(57,831)
Spirit AeroSystems Holdings, Inc. (Class A Stock)	3,200	(76,608)
		(134,439)
Banks (0.6)%
Commerce Bancshares, Inc.	315	(18,733)

PGIM QMA Large-Cap Core Equity PLUS Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Description	Shares	Value

Common Stocks (Continued)
Banks (cont’d.)
Cullen/Frost Bankers, Inc.	1,100	$(82,181)
Triumph Bancorp, Inc.*	900	(21,843)
		(122,757)
Biotechnology (3.8)%
Atara Biotherapeutics, Inc.*	2,000	(29,140)
Biohaven Pharmaceutical Holding Co. Ltd.*	1,000	(73,110)
Blueprint Medicines Corp.*	200	(15,600)
Epizyme, Inc.*	3,100	(49,786)
Fate Therapeutics, Inc.*	2,500	(85,775)
Global Blood Therapeutics, Inc.*	2,000	(126,260)
Momenta Pharmaceuticals, Inc.*	2,900	(96,483)
REGENXBIO, Inc.*	600	(22,098)
Sarepta Therapeutics, Inc.*	1,030	(165,150)
TG Therapeutics, Inc.*	1,500	(29,220)
Twist Bioscience Corp.*	1,300	(58,890)
Y-mAbs Therapeutics, Inc.*	1,300	(56,160)
		(807,672)
Building Products (0.3)%
Lennox International, Inc.	300	(69,897)
Capital Markets (0.3)%
Hamilton Lane, Inc. (Class A Stock)	1,000	(67,370)
Chemicals (0.5)%
Quaker Chemical Corp.	600	(111,390)
Commercial Services & Supplies (0.4)%
Stericycle, Inc.*	1,500	(83,970)
Construction & Engineering (0.1)%
Ameresco, Inc. (Class A Stock)*	400	(11,112)
NV5 Global, Inc.*	300	(15,249)
		(26,361)
Diversified Telecommunication Services (0.4)%
Bandwidth, Inc. (Class A Stock)*	600	(76,200)
Electronic Equipment, Instruments & Components (0.9)%
II-VI, Inc.*	2,900	(136,938)

PGIM QMA Large-Cap Core Equity PLUS Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Description	Shares	Value

Common Stocks (Continued)
Electronic Equipment, Instruments & Components (cont’d.)
Napco Security Technologies, Inc.*	600	$(14,034)
nLight, Inc.*	1,400	(31,164)
		(182,136)
Entertainment (0.8)%
Roku, Inc.*	1,400	(163,142)
Equity Real Estate Investment Trusts (REITs) (0.2)%
Americold Realty Trust	1,300	(47,190)
Food & Staples Retailing (0.0)%
Chefs’ Warehouse, Inc. (The)*	11	(149)
Grocery Outlet Holding Corp.*	200	(8,160)
		(8,309)
Food Products (0.6)%
Hostess Brands, Inc.*	3,800	(46,436)
J&J Snack Foods Corp.	100	(12,713)
Landec Corp.*	900	(7,164)
Limoneira Co.	600	(8,694)
Simply Good Foods Co. (The)*	3,000	(55,740)
		(130,747)
Health Care Equipment & Supplies (2.8)%
Axonics Modulation Technologies, Inc.*	800	(28,088)
CryoPort, Inc.*	1,200	(36,300)
Glaukos Corp.*	1,400	(53,788)
iRhythm Technologies, Inc.*	900	(104,301)
Misonix, Inc.*	600	(8,142)
Nevro Corp.*	400	(47,788)
OrthoPediatrics Corp.*	600	(26,256)
Penumbra, Inc.*	1,300	(232,466)
Shockwave Medical, Inc.*	1,000	(47,370)
Tactile Systems Technology, Inc.*	600	(24,858)
		(609,357)
Health Care Providers & Services (2.7)%
American Renal Associates Holdings, Inc.*	1,000	(6,520)
Covetrus, Inc.*	2,700	(48,303)
Guardant Health, Inc.*	3,000	(243,390)
Hanger, Inc.*	1,200	(19,872)

PGIM QMA Large-Cap Core Equity PLUS Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Description	Shares	Value

Common Stocks (Continued)
Health Care Providers & Services (cont’d.)
HealthEquity, Inc.*	2,200	$(129,074)
Option Care Health, Inc.*	2,800	(38,864)
Pennant Group, Inc. (The)*	900	(20,340)
PetIQ, Inc.*	800	(27,872)
US Physical Therapy, Inc.	400	(32,408)
		(566,643)
Health Care Technology (0.4)%
Inspire Medical Systems, Inc.*	800	(69,616)
Vocera Communications, Inc.*	400	(8,480)
		(78,096)
Hotels, Restaurants & Leisure (0.3)%
Noodles & Co.*	1,600	(9,680)
Shake Shack, Inc. (Class A Stock)*	1,200	(63,576)
		(73,256)
Household Durables (0.3)%
GoPro, Inc. (Class A Stock)*	3,900	(18,564)
Sonos, Inc.*	3,200	(46,816)
		(65,380)
Household Products (0.1)%
WD-40 Co.	60	(11,898)
Independent Power & Renewable Electricity Producers (0.1)%
Sunnova Energy International, Inc.*	1,300	(22,191)
Insurance (0.4)%
eHealth, Inc.*	700	(68,768)
Markel Corp.*	20	(18,463)
		(87,231)
Interactive Media & Services (0.1)%
Cargurus, Inc.*	700	(17,745)
IT Services (1.9)%
MongoDB, Inc.*	900	(203,706)

PGIM QMA Large-Cap Core Equity PLUS Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Description	Shares	Value

Common Stocks (Continued)
IT Services (cont’d.)
Okta, Inc.*	900	$(180,207)
Repay Holdings Corp.*	1,000	(24,630)
		(408,543)
Leisure Products (0.0)%
Clarus Corp.	2	(23)
Life Sciences Tools & Services (0.6)%
Codexis, Inc.*	2,100	(23,940)
NanoString Technologies, Inc.*	1,200	(35,220)
NeoGenomics, Inc.*	1,400	(43,372)
Quanterix Corp.*	1,000	(27,390)
		(129,922)
Machinery (0.1)%
Energy Recovery, Inc.*	1,900	(14,431)
Media (0.5)%
Cardlytics, Inc.*	800	(55,984)
New York Times Co. (The) (Class A Stock)	1,100	(46,233)
		(102,217)
Mortgage Real Estate Investment Trusts (REITs) (0.2)%
Blackstone Mortgage Trust, Inc. (Class A Stock)	900	(21,681)
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,000	(28,460)
		(50,141)
Pharmaceuticals (0.2)%
Aerie Pharmaceuticals, Inc.*	1,600	(23,616)
Theravance Biopharma, Inc.*	800	(16,792)
		(40,408)
Professional Services (0.4)%
Forrester Research, Inc.*	300	(9,612)
TrueBlue, Inc.*	1,100	(16,797)
Upwork, Inc.*	3,900	(56,316)
Willdan Group, Inc.*	400	(10,004)
		(92,729)

PGIM QMA Large-Cap Core Equity PLUS Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Description	Shares	Value

Common Stocks (Continued)
Real Estate Management & Development (0.6)%
Redfin Corp.*	3,100	$(129,921)
Semiconductors & Semiconductor Equipment (1.1)%
Cohu, Inc.	500	(8,670)
Cree, Inc.*	3,300	(195,327)
Impinj, Inc.*	800	(21,976)
		(225,973)
Software (5.2)%
Alteryx, Inc. (Class A Stock)*	1,700	(279,276)
Anaplan, Inc.*	1,600	(72,496)
Appfolio, Inc. (Class A Stock)*	200	(32,542)
Benefitfocus, Inc.*	1,100	(11,836)
Everbridge, Inc.*	1,100	(152,196)
Medallia, Inc.*	500	(12,620)
PROS Holdings, Inc.*	1,400	(62,202)
Q2 Holdings, Inc.*	1,500	(128,685)
Smartsheet, Inc. (Class A Stock)*	1,400	(71,288)
Splunk, Inc.*	400	(79,480)
Varonis Systems, Inc.*	1,000	(88,480)
Workday, Inc. (Class A Stock)*	90	(16,863)
Yext, Inc.*	3,700	(61,457)
Zuora, Inc. (Class A Stock)*	3,000	(38,250)
		(1,107,671)
Specialty Retail (0.4)%
Five Below, Inc.*	300	(32,073)
Monro, Inc.	1,100	(60,434)
		(92,507)
Technology Hardware, Storage & Peripherals (0.2)%
Pure Storage, Inc. (Class A Stock)*	2,800	(48,524)
Textiles, Apparel & Luxury Goods (0.1)%
Skechers USA, Inc. (Class A Stock)*	800	(25,104)
Trading Companies & Distributors (0.8)%
SiteOne Landscape Supply, Inc.*	1,400	(159,558)
Textainer Group Holdings Ltd. (China)*	1,100	(8,998)
		(168,556)

PGIM QMA Large-Cap Core Equity PLUS Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Description	Shares	Value

Common Stocks (Continued)
Water Utilities (0.6)%
Essential Utilities, Inc.	3,100	$(130,944)

Total Securities Sold Short (proceeds received $5,236,382)		(6,330,991)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT 99.7% (cost $19,351,403)		21,368,673
Other assets in excess of liabilities 0.3%		59,510

Net Assets 100.0%		$21,428,183

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
REITs—Real Estate Investment Trust
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts
UTS—Unit Trust Security

*	Non-income producing security.
(u)	Represents security, or a portion thereof, segregated as collateral for short sales.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).